SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net sales	$ 25,835	$ 20,328
Equipment Sales
Net sales	14,989	11,480
Adapter Sales
Net sales	7,818	5,527
Software and Maintenance Sales
Net sales	$ 3,028	$ 3,321